Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Schedule Of Acquisitions By Type [Table Text Block]

					December 31
			2012			2011
	Assets	Shares	Total	Assets	Shares	Total

Canada	4	2	6	2	1	3
U.S. south	7	1	8	7	1	8
U.S. northeast	1	4	5	3	-	3
Total acquisitions	12	7	19	12	2	14

Schedule of Purchase Price Allocation [Table Text Block]

	December 31
	2012	2011

Consideration
Cash, including holdbacks (as applicable)	$308,314	$148,272

Net assets acquired
Cash	717	-
Accounts receivable	18,176	6,315
Intangibles (Note 8)	79,730	37,262
Goodwill (Note 9)	146,702	57,976
Capital assets	90,396	43,449
Accounts payable	(17,059)	(5,205)
Long-term debt	(2,628)	-
Remediation liabilities	(200)	-
Deferred income taxes	(7,520)	8,475
Total net assets acquired	$308,314	$148,272

Consideration by segment (including holdbacks (as applicable))
Canada	$69,271	$3,602
U.S. south	145,766	128,781
U.S. northeast	93,277	15,889
Total consideration	$308,314	$148,272

Goodwill recorded by segment
Canada	$28,167	$2,139
U.S. south	71,512	48,884
U.S. northeast	47,023	6,953
Total goodwill	$146,702	$57,976

Goodwill expected to be deductible for tax purposes	$99,777	$51,699

	December 31
	2012	2011

Aggregate cash consideration (excluding holdbacks and cash
payments due to sellers for achieving various
business performance targets)	$281,970	$139,683

Contingent consideration (paid in respect of acquisitions completed
prior to January 1, 2009)	$343	$174

Transaction costs (included in selling, general and
administration expense)	$2,507	$1,880